UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Consumer Discretionary — 16.1%
	Automobiles — 1.5%
614	Harley-Davidson, Inc.	37,270
174	Tesla Motors, Inc. (a)	32,808

		70,078

	Hotels, Restaurants & Leisure — 2.3%
1,784	Hilton Worldwide Holdings, Inc. (a)	52,851
599	Starbucks Corp.	56,716

		109,567

	Household Durables — 0.9%
238	Mohawk Industries, Inc. (a)	44,264

	Internet & Catalog Retail — 4.6%
216	Amazon.com, Inc. (a)	80,337
128	Netflix, Inc. (a)	53,253
47	Priceline Group, Inc. (The) (a)	54,482
843	Wayfair, Inc., Class A (a)	27,087

		215,159

	Specialty Retail — 5.3%
1,002	GameStop Corp., Class A	38,028
826	Home Depot, Inc. (The)	93,830
427	Ulta Salon Cosmetics & Fragrance, Inc. (a)	64,338
1,153	Urban Outfitters, Inc. (a)	52,653

		248,849

	Textiles, Apparel & Luxury Goods — 1.5%
487	Michael Kors Holdings Ltd., (United Kingdom) (a)	32,027
1,098	Wolverine World Wide, Inc.	36,728

		68,755

	Total Consumer Discretionary	756,672

	Consumer Staples — 2.1%
	Beverages — 1.0%
333	Monster Beverage Corp. (a)	46,086

	Food & Staples Retailing — 1.1%
1,479	Sprouts Farmers Market, Inc. (a)	52,119

	Total Consumer Staples	98,205

	Energy — 3.8%
	Energy Equipment & Services — 1.3%
271	Dril-Quip, Inc. (a)	18,548
541	Schlumberger Ltd.	45,141

		63,689

	Oil, Gas & Consumable Fuels — 2.5%
274	Antero Resources Corp. (a)	9,685
565	Concho Resources, Inc. (a)	65,518
794	Range Resources Corp.	41,335

		116,538

	Total Energy	180,227

	Financials — 9.0%
	Banks — 1.7%
872	East West Bancorp, Inc.	35,285
350	Signature Bank (a)	45,288

		80,573

	Capital Markets — 3.6%
345	Affiliated Managers Group, Inc. (a)	74,077
779	Lazard Ltd., (Bermuda), Class A	40,989
1,422	TD Ameritrade Holding Corp.	52,965

		168,031

	Diversified Financial Services — 1.2%
552	McGraw Hill Financial, Inc.	57,046

	Insurance — 0.5%
376	AmTrust Financial Services, Inc.	21,405

	Real Estate Management & Development — 2.0%
2,482	CBRE Group, Inc., Class A (a)	96,067

	Total Financials	423,122

	Health Care — 19.7%
	Biotechnology — 9.4%
244	Alexion Pharmaceuticals, Inc. (a)	42,320
118	Biogen, Inc. (a)	49,993
697	Celgene Corp. (a)	80,385
1,312	Gilead Sciences, Inc. (a)	128,766
291	Kite Pharma, Inc. (a)	16,773
195	Regeneron Pharmaceuticals, Inc. (a)	87,994
299	Vertex Pharmaceuticals, Inc. (a)	35,214

		441,445

	Health Care Equipment & Supplies — 0.5%
1,566	Novadaq Technologies, Inc., (Canada) (a)	25,437

	Health Care Providers & Services — 4.8%
780	Acadia Healthcare Co., Inc. (a)	55,812
1,013	Envision Healthcare Holdings, Inc. (a)	38,852
201	Humana, Inc. (m)	35,818
158	McKesson Corp.	35,740
507	UnitedHealth Group, Inc.	60,020

		226,242

	Health Care Technology — 0.5%
962	Veeva Systems, Inc., Class A (a)	24,552

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — 2.1%
697	Fluidigm Corp. (a)	29,323
374	Illumina, Inc. (a)	69,336

		98,659

	Pharmaceuticals — 2.4%
1,553	Nektar Therapeutics (a)	17,080
469	Valeant Pharmaceuticals International, Inc. (a)	93,093

		110,173

	Total Health Care	926,508

	Industrials — 10.8%
	Airlines — 0.8%
804	Delta Air Lines, Inc.	36,161

	Building Products — 2.1%
1,190	Fortune Brands Home & Security, Inc.	56,501
799	Trex Co., Inc. (a)	43,564

		100,065

	Electrical Equipment — 2.2%
604	Acuity Brands, Inc.	101,485

	Industrial Conglomerates — 1.4%
721	Carlisle Cos., Inc.	66,805

	Machinery — 0.9%
402	Pall Corp.	40,377

	Road & Rail — 1.8%
599	Old Dominion Freight Line, Inc. (a)	46,306
366	Union Pacific Corp.	39,620

		85,926

	Trading Companies & Distributors — 1.6%
2,005	HD Supply Holdings, Inc. (a)	62,475
557	Rush Enterprises, Inc., Class A (a)	15,245

		77,720

	Total Industrials	508,539

	Information Technology — 31.4%
	Communications Equipment — 1.2%
1,101	Ciena Corp. (a)	21,251
236	Palo Alto Networks, Inc. (a)	34,431

		55,682

	Electronic Equipment, Instruments & Components — 1.1%
871	Amphenol Corp., Class A	51,328

	Internet Software & Services — 8.6%
222	CoStar Group, Inc. (a)	43,977
1,065	Dealertrack Technologies, Inc. (a)	41,028
2,172	Facebook, Inc., Class A (a)	178,596
257	Google, Inc., Class C (a)	140,836

		404,437

	IT Services — 6.4%
230	Alliance Data Systems Corp. (a)	68,078
476	Gartner, Inc. (a)	39,946
1,132	MasterCard, Inc., Class A	97,767
1,099	VeriFone Systems, Inc. (a)	38,341
845	Visa, Inc., Class A	55,298

		299,430

	Semiconductors & Semiconductor Equipment — 3.6%
449	Avago Technologies Ltd., (Singapore)	56,976
462	Lam Research Corp.	32,470
811	NXP Semiconductors N.V., (Netherlands) (a)	81,352

		170,798

	Software — 5.8%
677	Adobe Systems, Inc. (a)	50,080
717	Electronic Arts, Inc. (a)	42,182
669	Guidewire Software, Inc. (a)	35,191
1,384	Microsoft Corp.	56,246
345	Mobileye N.V., (Israel) (a)	14,504
203	NetSuite, Inc. (a)	18,849
419	ServiceNow, Inc. (a)	32,993
278	Workday, Inc., Class A (a)	23,432

		273,477

	Technology Hardware, Storage & Peripherals — 4.7%
1,623	Apple, Inc. (m)	201,919
912	Nimble Storage, Inc. (a)	20,342

		222,261

	Total Information Technology	1,477,413

	Materials — 4.6%
	Chemicals — 3.9%
293	Air Products & Chemicals, Inc. (m)	44,310
306	PPG Industries, Inc.	68,925
253	Sherwin-Williams Co. (The)	72,007

		185,242

	Construction Materials — 0.7%
415	Eagle Materials, Inc.	34,652

	Total Materials	219,894

	Total Common Stocks (Cost $3,301,021)	4,590,580

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.7%
	Investment Company — 4.7%
219,356	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $219,356)	219,356

	Total Investments — 102.2% (Cost $3,520,377)	4,809,936
	Liabilities in Excess of Other Assets — (2.2)%	(105,059)

	NET ASSETS — 100.0%	$4,704,877

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,345,502
Aggregate gross unrealized depreciation	(55,943)

Net unrealized appreciation/depreciation	$1,289,559

Federal income tax cost of investments	$3,520,377

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,809,936	$—	$—	$4,809,936

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2015